Related Party Transaction - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party receivable	$ 20,172	$ 8,174
Related party payable	34,772	19,351
Net related party transactions	$ 19,205	7,066	$ 38,760
Expedia [member]
Related Party Transaction [Line Items]
Maximum percentage of inventory outsourced	10.00%
Terminataion Fee	$ 125,000
Expedia [member] | Expedia amended and restated lodging outsourcing agreement and the despegar outsourcing agreement [Member]
Related Party Transaction [Line Items]
Related party receivable	20,172	8,174
Related party payable	34,772	19,351
Net related party transactions	$ 19,205	$ 7,066	$ 38,760
Percentage of revenue	6.00%	5.00%	7.00%